U.S. SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 24F-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2

	Read instructions at end of Form before preparing Form.
	Please print or type.



1.	Name and address of issuer: Prudential Municipal Bond
Fund, 100 Mulberry Street, Gateway Center Three, Newark,
New Jersey 07102-4077.

2.  Name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and
classes of securities of the issuer, check the box but do
not list series or classes):
										[X]

3.	Investment Company Act File Number:  811-4930.
Securities Act File Number: 33-10649.

4(a).Last day of fiscal year for which this Form is filed:
April 30, 1998.

	 (b).[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form

     5.	Calculation of registration fee:

    (i)	Aggregate sale price of securities
sold during the fiscal year pursuant
to section 24(f):				   $42,518,943

   (ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year
(if applicable):                       $255,810,283


	  (iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending non earlier than October 11,
1995 that were not previously used to
reduce registration fees payable to the
Commission.	 	                       $    0

(iv)	Total available redemption credits
			[add items 5(ii) and 5(iii).           $255,810,283

(v)	Net sales - If item 5(i) is greater
			than Item 5(iv) [subtract item 5(iv)
			from item 5(I).					   $    0

(vi)  Redemption credits available for use
		   in future years.
		   -if item 5(i) is less than item 5(iv)
		   [subtract item 5(i) from item (5(iv)]  $213,291,340

(vii)  Multiplier for determining registration
		   fee (See instuction C.9):			   x   .000295

(viii)  Registration fee due [multiply item 5(v)
		   by item 5(vii)] enter "0" if no fee is
		   due.					 		   =$     0

			6.	Prepaid Shares

		If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:19,540,500. If there
		is 	a number of shares or other units that were
		registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal
		years, then state that number here:       0      .

	7.	Interest due - if this Form is being filed
    more than 90 days after the end of the of
    the issuer's fiscal year (See Instruction D):+$    0

 	8.	Total amount of the registration fee due
 		plus any interest due [line 5(viii)plus
 	line 7]:							 	 =$    0






 SIGNATURES

 This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

 By (Signature and Title)/s/ S. Jane Rose

 					 Secretary

 Date  July 16, 1998